ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 4 - Accrued Expenses

Accrued expenses consist of:

	As of	As of
	March 31, 2015	December 31, 2014
Lab services	$36,579	$64,768
Professional fees	107,143	173,829
Consultant fees	52,000	52,000
Interest	12,559	10,804
Other	-	4,000
Total accrued expenses	$208,281	$305,401

Note 5 – Accrued Expenses

Accrued expenses at December 31, 2014 and 2013 consist of:

	2014	2013
Lab services	$64,768	$-
Professional fees	173,829	32,284
Consultant fees	52,000	33,250
Interest	10,804	4,003
Expense reimbursement	4,000	98
Total accrued expenses	$305,401	$69,635